INCOME TAXES (Details 1) $ in Thousands	12 Months Ended
Sep. 30, 2015 USD ($)
Income Tax Disclosure [Abstract]
Valuation allowance, begining	$ 3,267
Increase	3,064
Valuation allowance, ending	$ 6,331